SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2022
Office equipment [member]
IfrsStatementLineItems [Line Items]
Depreciation method property and equipment	Declining balance, 20% - 55%
Vehicles [member]
IfrsStatementLineItems [Line Items]
Depreciation method property and equipment	Declining balance, 30%
Buses Under Lease [Member]
IfrsStatementLineItems [Line Items]
Depreciation method property and equipment	Straight-line over the expected life of the bus, up to 12 years
RightOfUseAsset [member]
IfrsStatementLineItems [Line Items]
Depreciation method property and equipment	Straight-line, over lease term
Property Equipment [Member]
IfrsStatementLineItems [Line Items]
Depreciation method property and equipment	Straight-line, 25 years